Information Regarding Members of the Board of Directors, the Group Management and Employees - Additional Information (Detail) - SEK (kr)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Disclosure of Information About Board Management and Employees [Line Items]
Board fee description		The Annual General Meeting 2017 resolved that non-employeeDirectors may choose to receive the Board fee (i.e., exclusive of Committee fee) as follows i) 25% of the Board fee in cash and 75% in the form of synthetic shares, with a value corresponding to 75% of the Board fee at the time of allocation, ii) 50% in cash and 50% in the form of synthetic shares, or iii) 75% in cash and 25% in the form of synthetic shares. Directors may also choose not to participate in the synthetic share program and receive 100% of the Board fee in cash. Committee fees are always paid in cash.
Number of trading days	5 days
Remuneration excluding social security charges		kr 2,788,056
Number of shares outstanding		3,334,151,735	3,331,151,735
Accounted debt		kr 9,440,105
Matching result percentage				33.33%
Shares issued		1,827,600
Strike price			kr 80
Additional arrangement period		36 months
Severance pay amounting period		18 months
The President and CEO [member]
Disclosure of Information About Board Management and Employees [Line Items]
Commitments for defined benefit based pensions including disability and survivor's pension		kr 45,651,263	kr 44,800,609
Number of matching shares received by serving employees		0
Other members of executive team [member]
Disclosure of Information About Board Management and Employees [Line Items]
Number of matching shares received by serving employees		79,285
Other members of ELT [member]
Disclosure of Information About Board Management and Employees [Line Items]
Commitments related to ITP and early retirement		kr 36,957,641	38,333,332
Commitment to disability and survivors pensions		8,693,622	kr 6,467,277
Board and committee meeting attendance fee [member]
Disclosure of Information About Board Management and Employees [Line Items]
Fee and commission expense		1,500
Purchased call options [member]
Disclosure of Information About Board Management and Employees [Line Items]
Shares issued			1,000,000
Purchase of options shares			2,000,000
Purchase price			kr 0.49
No compensation expenses recognized during the period			Seven-year period
Chairman [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [Line Items]
Fee and commission expense		4,075,000
Chairman [member] | Committee fees [member]
Disclosure of Information About Board Management and Employees [Line Items]
Fee and commission expense		200,000
Other directors [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [Line Items]
Fee and commission expense		990,000
Chairman of audit committee [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [Line Items]
Fee and commission expense		350,000
Other non-employee members of audit committee [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [Line Items]
Fee and commission expense		250,000
Chairmen of the finance and remuneration committees [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [Line Items]
Fee and commission expense		200,000
Other non-employee members of finance and remuneration committees [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [Line Items]
Fee and commission expense		kr 175,000
Class B shares [member]
Disclosure of Information About Board Management and Employees [Line Items]
Weighted average market price	kr 57.15	kr 51.92
Number of shares outstanding		3,072,395,752
Synthetic shares [member]
Disclosure of Information About Board Management and Employees [Line Items]
Number of shares outstanding		167,200